Finance Lease - Additional Information (Details) $ in Millions							1 Months Ended
	Jun. 25, 2021 USD ($) agreement subsidiary	Nov. 30, 2018 subsidiary	Oct. 25, 2018 subsidiary	Jun. 26, 2018 subsidiary	Jan. 30, 2018 USD ($) subsidiary	May 30, 2017 USD ($) subsidiary	Nov. 30, 2018	Oct. 25, 2018	Jun. 26, 2018	Dec. 31, 2021 USD ($)	Dec. 31, 2021 facility	Dec. 31, 2021 item	Dec. 31, 2020 item
Number Of Finance Lease Facility											5	7
Number of vessel in operation | item												14	12
Number of short term lease agreements | agreement	2
Lease, Practical Expedients, Package [true false]	true
2010-Built Vessel [Member]
Lessee, Finance Lease, Term of Contract	12 months
2009-Built Vessel [Member]
Lessee, Finance Lease, Term of Contract	8 months
Japanese Leases No.1 and 2 [Member]
Number of subsidiaries						2
Sellers Credit Note | $						$ 2.9				$ 2.9
Japanese Leases No.1 and 2 [Member] | Other Noncurrent Assets [Member] | Finance Liability [Member]
Sellers Credit Note | $						$ 2.9
Japanese Lease No.3 [Member]
Number of subsidiaries					1
Sellers Credit Note | $					$ 1.4
Japanese Lease No.3 [Member] | Other Noncurrent Assets [Member] | Finance Liability [Member]
Sellers Credit Note | $					$ 1.4
Japanese Lease No.4 [Member]
Number of subsidiaries		1
Finance Lease Expiry Period							2029
Debt Instrument, Basis Spread on Variable Rate							3.20%
Debt Instrument, Description of Variable Rate Basis							LIBOR plus 3.20%
CMBFL Leases No.1 to 4 [Member]
Number of subsidiaries			2	2
Finance Lease Expiry Period								2025
Debt Instrument, Basis Spread on Variable Rate								3.00%	3.10%
Debt Instrument, Description of Variable Rate Basis								LIBOR plus 3.00%	LIBOR plus 3.10%
Ocean Yield ASA [Member]
Number of subsidiaries			2
Finance Lease Expiry Period								2030
Debt Instrument, Basis Spread on Variable Rate								4.50%
Debt Instrument, Description of Variable Rate Basis								LIBOR plus 4.50%
China Huarong Leases [Member]
Number of subsidiaries		2
Finance Lease Expiry Period							2025
Debt Instrument, Basis Spread on Variable Rate							3.50%
Debt Instrument, Description of Variable Rate Basis							LIBOR plus 3.50%
CMBFL Shandong [Member]
Number of subsidiaries	2
Gross proceeds | $	$ 49.0
Transaction fees | $	$ 1.0
Maximum [Member] | CMBFL Shandong [Member]
Lessee, Finance Lease, Term of Contract	8 years